RELATED PARTY TRANSACTIONS - Tax consolidation transactions (Details) - CAD ($) $ in Millions				12 Months Ended
	Oct. 08, 2025	Apr. 17, 2024	Nov. 01, 2023	Dec. 31, 2024
Related Parties
Subordinated loan from the parent corporation				$ (1,530.0)
Parent
Related Parties
Subordinated loan from the parent corporation				(1,530.0)
Subordinated loan granted during the period		$ 1,530.0
Interest rate on subordinated loan (in percentage)		9.25%
Parent | Series C preference shares
Related Parties
Repayment of subordinated loan			$ 1,595.0
Parent | Series G preference shares
Related Parties
Repayment of subordinated loan	$ 1,530.0
9346-9963 Quebec Inc | Series C preference shares
Related Parties
Number of preferred shares redeemed			1,595,000
Payments for redemption of preferred stock in cash			$ 1,595.0
9511-8063 Quebec Inc | Series G preference shares
Related Parties
Investment in an affiliated corporation		$ 1,530.0
Number of preferred shares redeemed	1,530,000
Preferred stock annual dividend rate (in percentage)		9.35%
Redeemable preferred shares acquired (in shares)		1,530,000
Payments for redemption of preferred stock in cash	$ 1,530.0
Other affiliated corporations
Related Parties
Investment in an affiliated corporation				$ 1,530.0